Short-Term Investments (Details)				1 Months Ended
	Jun. 26, 2026 USD ($) shares	Mar. 04, 2026 USD ($) Years $ / shares shares	Nov. 28, 2025 $ / shares shares	Oct. 31, 2025 USD ($) Years shares	Oct. 31, 2025 $ / shares shares	Jul. 16, 2026 shares
Short-Term Investments [Line Items]
Stockholders' equity, reverse stock split			1-for-6
Investment (in Dollars) | $		$ 650,001
Number of shares received in transaction	297,143	371,429
Polyrizon shares [Member]
Short-Term Investments [Line Items]
Shares exercised					145
Shares issued						145
Polyrizon Ltd. [Member]
Short-Term Investments [Line Items]
Shares issued			6
Par value (in Dollars per share) | $ / shares
Polyrizon Ltd. [Member] | Polyrizon shares [Member]
Short-Term Investments [Line Items]
Shares issued			1
Third Party Investor [Member]
Short-Term Investments [Line Items]
Additional purchased taurus shares				111,065
Payment of purchased additional taurus shares (in Dollars) | $				$ 48,150
2025 Taurus Warrant [Member]
Short-Term Investments [Line Items]
Warrants exercised				1
Warrants expire				Oct. 31, 2028
Taurus Warrants [Member]
Short-Term Investments [Line Items]
Shares issued					13,020,000
Exercise price (in Dollars per share) | $ / shares					$ 0.064
Share price | $ / shares					$ 0.07
Volatility				70.00%
Risk-free interest rate				2.88%
Expected life (in Years) | Years				2.25
Taurus Shares [Member]
Short-Term Investments [Line Items]
Shares issued					13,020,000
Public Offering [Member]
Short-Term Investments [Line Items]
Initial public offering cost (in Dollars) | $				$ 466,441
QXL Warrants [Member]
Short-Term Investments [Line Items]
Shares issued		297,143
Share price | $ / shares		$ 3.11
Volatility		86.35%
Risk-free interest rate		4.02%
Expected life (in Years) | Years		4.85
Payments of exercise of warrants | $	$ 780,000